Net investment in sales-type leases (Schedule of minimum lease payments under sales-type leases) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Leases [Abstract]
2012 (remaining six months)	$ 289
2013	578
2014	578
2015	143
2016 and thereafter	0
Total	$ 1,588